Subsequent Events	6 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

On October 15, 2020, the Company entered into a Note Conversion Agreement with David Masters whereby the parties have agreed to convert the principal amount of the Promissory Note as described in Note 10 of $192,500 and a $3,500 conversion fee into units with terms to be determined by a public offering facilitated by ThinkEquity, a division of Fordham Financial Management, Inc.

On October 13, 2020, the Company filed its S-1 Registration Statement with the SEC to attempt to raise $10,000,000.

On October 25, 2020, one warrant holder exercised their warrant for 54,000 shares of common stock in exchange for $30,000.

On October 26, 2020, the Company entered into a note conversion agreement to convert the RDCN (as referenced in Note 8) in the total outstanding balance amount of $368,995 made up of $352,941 in principal and $16,054 in accrued interest into 1,054,271 shares of common stock at a rate of $.35 per share.

On October 26, 2020, one warrant holder exercised their warrant for 13,500 shares of common stock in exchange for $7,500.

On October 28, 2020, one warrant holder exercised their warrant for 51,429 shares of common stock in exchange for $28,571.

On October 28, 2020, one warrant holder converted 27,000 warrants for common stock into 3,172 shares of common stock on a cashless basis based on an exercise and conversion price of $1.11 per share and a 10-day variable weighted average price of $1.259 per share.

On October 30, 2020, John Lai converted 168,750 warrants for common stock into 129,387 shares of common stock on a cashless basis based on an exercise and conversion price of $.33 per share and a 10-day variable weighted average price of $1.429 per share.

On November 4, 2020, one warrant holder exercised their warrant for 27,000 shares of common stock in exchange for $15,000.

On November 5, 2020, one warrant holder exercised their warrant for 27,000 shares of common stock in exchange for $15,000.

On November 5, 2020, the Company entered into an agreement with Colorado State University to conduct a study of PetVivo’s Kush product in a minimum of 16 dogs; the study is titled “Evaluation of the effect of intra-articular injection of a proprietary extracellular matrix for osteoarthritis-associated pain in dogs.”